Subsequent Events (Details) $ in Thousands		Sep. 09, 2025 USD ($)	Aug. 29, 2025 USD ($)	Jul. 22, 2025 USD ($)	Jul. 09, 2025 USD ($)	Mar. 13, 2025 USD ($)	Sep. 09, 2025 CNY (¥)	Aug. 29, 2025 CNY (¥)	Jul. 22, 2025 CNY (¥)	Jul. 09, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Mar. 13, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Subsequent Events [Line Items]
Bank loan											$ 31,268		$ 23,438
Xinyu Rural Commercial Bank Gaoxin Branch [Member]
Subsequent Events [Line Items]
Bank loan	[1]										$ 4,197		$ 4,173
Bank Loans [Member]
Subsequent Events [Line Items]
Maturity term				1 year
Jiangxi Yibo [Member]
Subsequent Events [Line Items]
Bank loan		$ 6,086				$ 4,197	¥ 43,500					¥ 30,000
Annual interest rate		3.00%				2.80%
Maturity date						Feb. 24, 2026
Subsequent Event [Member]
Subsequent Events [Line Items]
Maturity date					Jul. 09, 2026
Subsequent Event [Member] | Bank of China Xinyu Gaoxin Branch [Member]
Subsequent Events [Line Items]
Bank loan					$ 5,596					¥ 40,000
Annual interest rate					3.00%
Subsequent Event [Member] | Xinyu Rural Commercial Bank Gaoxin Branch [Member]
Subsequent Events [Line Items]
Bank loan				$ 4,197					¥ 30,000
Annual interest rate				3.00%
Subsequent Event [Member] | Industrial and Commercial Bank of China Xinyu Branch [Member]
Subsequent Events [Line Items]
Bank loan			$ 8,394					¥ 60,000
Annual interest rate			3.00%

[1]	As of December 31, 2024, the Jiangxi Yibo had an outstanding bank loan of $4,173 (RMB30,000) from Xingyu Rural Commercial Bank Gaoxin Branch, with a maturity date of January 8, 2025 and an annual interest rate of 3.80%. The loan was guaranteed by a related party of the Group. (See Note 16). As of June 30, 2025, the loan was fully repaid upon maturity. On January 14, 2025, the Jiangxi Yibo entered into a bank loan with an amount of $4,197 (RMB30,000) with a maturity date of January 13, 2026. The bank loans were guaranteed by the legal entity.